Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

The following tables detail intangible assets (in thousands):

		September 30, 2025
	Estimated Useful Life	Cost	Accumulated Amortization	Impairment Loss	Net
Customer relationships	2-5 years	$6,545	$(3,517)	$(3,028)	$-
Business technology/IP	5 years	2,611	(2,611)	-	-
Capitalized internal-use software	3 years	2,902	(347)	(1,088)	1,467
Total intangible assets		$12,058	$(6,475)	$(4,116)	$1,467

		December 31, 2024
	Estimated Useful Life	Cost	Accumulated Amortization	Impairment Loss	Net
Customer relationships	2-5 years	$7,737	$(4,709)	$(3,028)	$-
Business technology/IP	5 years	4,167	(4,008)	-	159
Capitalized internal-use software	3 years	1,647	(5)	-	1,643
Total intangible assets		$13,551	$(11,750)	$(3,028)	$1,802

The following table details intangible assets (dollars in thousands):

		December 31, 2024			December 31, 2023
Intangible Assets	Amortization Period	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
Customer relationships	2-5 years	$7,812	$(7,762)	$50	$7,812	$(4,100)	$3,712
Business technology/IP	5 years	2,765	(2,657)	108	2,675	(1,328)	1,347
Capitalized internal-use software	3 years	1,648	(4)	1,644	-	-	-
Total intangible assets		$12,225	$(10,423)	$1,802	$10,487	$(5,428)	$5,059

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

The estimated future amortization expense related to intangible assets as of September 30, 2025 is as follows (in thousands):

Fiscal years:	Amount
2025 (remainder)	$142
2026	605
2027	598
2028	122
Thereafter	-
Total	$1,467

The estimated future amortization expense related to intangible assets as of December 31, 2024, is as follows (dollars in thousands):

Year	Amount
2025	$580
2026	640
2027	568
2028	14
2029	-
Total	$1,802